Note 2 - Earnings Per Share (Details) - Shares Used in Calculation of Earnings Per Share - shares	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Used in Calculation of Earnings Per Share [Abstract]
Weighted-average common shares outstanding									2,251,365	2,231,165	2,206,392
Average treasury stock shares									(236,399)	(189,530)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,884,484	2,064,054	2,058,986	2,053,660	2,049,536	2,044,124	2,038,026	2,033,480	2,014,966	2,041,635	2,016,862
Additional common stock equivalents used to calculate diluted earnings per share									9,154	7,871	7,178
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,893,345	2,072,639	2,068,313	2,062,867	2,059,561	2,052,012	2,044,564	2,039,515	2,024,120	2,049,506	2,024,040